UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Insured Municipal Bond Fund of
              BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 91.1%     $ 2,625   ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                                 Medical Center), 6% due 12/01/2009 (a)(h)                                                 $  2,786
                       ------------------------------------------------------------------------------------------------------------
                         3,750   Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                                (Community Facility Number 1), Series A, 7% due 8/01/2019                                     3,804
                       ------------------------------------------------------------------------------------------------------------
                         3,600   Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien,
                                 Series A, 5.25% due 10/01/2021 (g)                                                           3,737
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding
                                 Bonds, RITES, 8.97% due 12/28/2018 (f)(g)(k)                                                 4,179
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Banning, California, Utility Authority, Water Enterprise Revenue Refunding Bonds
                                 (Improvement Projects), 5.25% due 11/01/2035 (d)                                             5,341
                       ------------------------------------------------------------------------------------------------------------
                           770   Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds
                                 (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)                        779
                       ------------------------------------------------------------------------------------------------------------
                         2,355   Butte-Glenn Community College District, California, GO (Election of 2002),  Series B,
                                 4.85% due 8/01/2029 (g)(i)                                                                     837
                       ------------------------------------------------------------------------------------------------------------
                         2,665   Cajon Valley, California, Unified Elementary School District, GO (Election of 2000),
                                 Series E, 5% due 8/01/2031 (e)                                                               2,791
                       ------------------------------------------------------------------------------------------------------------
                           320   California Educational Facilities Authority Revenue Bonds (University of the Pacific),
                                 5.875% due 11/01/2020 (g)                                                                      340
                       ------------------------------------------------------------------------------------------------------------
                         5,000   California Health Facilities Financing Authority Revenue Bonds, DRIVERS, Series 181,
                                 7.116% due 6/01/2022 (e)(k)                                                                  5,289
                       ------------------------------------------------------------------------------------------------------------
                         3,000   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 RIB, Series 26, 7.05% due 6/01/2022 (e)(k)                                                   3,173
                       ------------------------------------------------------------------------------------------------------------
                         2,080   California Health Facilities Financing Authority Revenue Bonds (Sutter Health),
                                 Series A, 6.25% due 8/15/2035                                                                2,215
                       ------------------------------------------------------------------------------------------------------------
                         3,000   California State Public Works Board, Lease Revenue Bonds (Various Community College
                                 Projects), Series A, 5.625% due 3/01/2016 (a)                                                3,056
                       ------------------------------------------------------------------------------------------------------------
                         2,475   California Statewide Communities Development Authority, Health Facility Revenue Bonds
                                 (Memorial Health Services), Series A, 6% due 10/01/2023                                      2,631
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                                 Series B, 5% due 8/01/2031 (a)                                                               5,229
                       ------------------------------------------------------------------------------------------------------------
                         5,585   Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding
                                 Bonds (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (g)                        5,695
                       ------------------------------------------------------------------------------------------------------------
                         2,065   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2010 (h)                  2,275
                       ------------------------------------------------------------------------------------------------------------
                         2,230   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2011 (h)                  2,553
                       ------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
RIB        Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Securities
ROLS       Reset Option Long Securities
S/F        Single-Family

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,410   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2012 (h)               $  2,853
                       ------------------------------------------------------------------------------------------------------------
                         2,605   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2013 (h)                  3,175
                       ------------------------------------------------------------------------------------------------------------
                         2,810   Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2014 (h)                  3,523
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Corona, California, Department of Water and Power, COP, 5% due 9/01/2035 (g)                 4,103
                       ------------------------------------------------------------------------------------------------------------
                         4,805   Duarte, California, Unified School District, Capital Appreciation, GO
                                 (Election of 1998), Series E, 4.96% due 11/01/2030 (e)(i)                                    1,602
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Etiwanda School District, California, Community Facilities District Number 8,
                                 Special Tax, 6.25% due 9/01/2032                                                             3,043
                       ------------------------------------------------------------------------------------------------------------
                         2,545   Eureka, California, Unified School District, GO (Election of 2002), 5.184%
                                 due 8/01/2029 (g)(i)                                                                           905
                       ------------------------------------------------------------------------------------------------------------
                         2,760   Eureka, California, Unified School District, GO (Election of 2002), 5.26%
                                 due 8/01/2032 (g)(i)                                                                           842
                       ------------------------------------------------------------------------------------------------------------
                         2,990   Eureka, California, Unified School District, GO (Election of 2002), 5.27%
                                 due 8/01/2035 (g)(i)                                                                           788
                       ------------------------------------------------------------------------------------------------------------
                         3,620   Fremont, California, GO (Election of 2002), Series B, 5% due 8/01/2029 (d)                   3,755
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Glendale, California, Unified School District, GO, Series F, 5% due 9/01/2028 (g)            2,065
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Hawthorne, California, School District, GO, Series A, 5.50% due 11/01/2008 (d)(h)            2,077
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding
                                 Bonds (Refining and Improvement Project), Series 1, 5% due 6/01/2037 (e)                     5,204
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Huntington Beach, California, Union High School District, GO (Election of 2004),
                                 5.02% due 8/01/2033 (d)(i)                                                                   1,400
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Huntington Beach, California, Union High School District, GO (Election of 2004),
                                 5% due 8/01/2035 (d)                                                                         3,145
                       ------------------------------------------------------------------------------------------------------------
                         5,080   Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                                 Facilities District No. 86-1), 5.50% due 11/01/2017 (a)                                      5,190
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                 Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)     4,158
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                 Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5%
                                 due 10/01/2029 (d)                                                                           5,214
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                 Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5%
                                 due 10/01/2030 (d)                                                                           2,605
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20%
                                 due 11/01/2031 (a)                                                                           4,284
                       ------------------------------------------------------------------------------------------------------------
                         4,080   Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%
                                 due 10/01/2018 (c)(g)                                                                        4,823
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Los Angeles, California, Unified School District, GO, Refunding, Series B, 5%
                                 due 7/01/2023 (d)                                                                            3,191
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A,  5%
                                 due 6/01/2032 (g)                                                                            4,166
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 4.75%
                                 due 6/01/2035 (g)                                                                            5,063
                       ------------------------------------------------------------------------------------------------------------
                         5,400   Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                                 Series A-A-1, 5.25% due 7/01/2020 (e)                                                        5,679
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                                 Series A-A-2, 5.375% due 7/01/2021 (g)                                                       4,238
                       ------------------------------------------------------------------------------------------------------------
                         4,275   Los Gatos, California, Unified School District, GO (Election of 2001), Series C, 5%
                                 due 8/01/2030 (d)                                                                            4,451
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%
                                 due 8/01/2027 (g)                                                                            2,076
                       ------------------------------------------------------------------------------------------------------------
                         2,220   Madera, California, Unified School District, GO (Election 2002), 5% due 8/01/2028 (e)        2,292
                       ------------------------------------------------------------------------------------------------------------
                         2,355   Montebello, California, Unified School District, GO (Election of 1998), 5.02%
                                 due 8/01/2028 (d)(i)                                                                           861
                       ------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 5,500   Murrieta Valley, California, Unified School District, Public Financing Authority,
                                 Special Tax Revenue Bonds, Series A, 5.125% due 9/01/2026 (b)                             $  5,754
                       ------------------------------------------------------------------------------------------------------------
                         3,565   Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2028 (e)                     3,704
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Orange County, California, Community Facilities District, Special Tax Bonds
                                 (Number 04-1 Ladera Ranch), Series A, 5.15% due 8/15/2029                                    2,927
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2029 (g)                              1,626
                       ------------------------------------------------------------------------------------------------------------
                         5,485   Peralta, California, Community College District, GO (Election of 2000), Series C, 5%
                                 due 8/01/2029 (g)                                                                            5,676
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Peralta, California, Community College District, GO (Election of 2007), Series B, 5%
                                 due 8/01/2037 (e)                                                                            2,095
                       ------------------------------------------------------------------------------------------------------------
                         4,500   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2012 (d)          4,709
                       ------------------------------------------------------------------------------------------------------------
                         4,900   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2013 (d)          5,113
                       ------------------------------------------------------------------------------------------------------------
                         1,800   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2014 (d)          1,878
                       ------------------------------------------------------------------------------------------------------------
                         3,100   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2016 (d)          3,214
                       ------------------------------------------------------------------------------------------------------------
                         2,290   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.875% due 11/01/2017 (d)         2,377
                       ------------------------------------------------------------------------------------------------------------
                         2,415   Rio, California, Elementary School District, GO, Refunding, 5% due 8/01/2029 (a)             2,538
                       ------------------------------------------------------------------------------------------------------------
                         4,295   Riverside, California, Unified School District, GO (Election of 2001), Series B, 5%
                                 due 8/01/2030 (g)                                                                            4,498
                       ------------------------------------------------------------------------------------------------------------
                         1,750   Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                                 Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)                 1,930
                       ------------------------------------------------------------------------------------------------------------
                           285   Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                                 (Redevelopment Projects), 5.75% due 12/01/2022 (a)                                             301
                       ------------------------------------------------------------------------------------------------------------
                         8,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                                 Series L, 5.125% due 7/01/2022 (g)                                                           8,152
                       ------------------------------------------------------------------------------------------------------------
                         3,400   Sacramento, California, Unified School District, GO (Election of 2002), 5%
                                 due 7/01/2027 (g)                                                                            3,555
                       ------------------------------------------------------------------------------------------------------------
                         9,230   Sacramento, California, Unified School District, GO (Election of 2002), 5%
                                 due 7/01/2030 (g)                                                                            9,620
                       ------------------------------------------------------------------------------------------------------------
                         7,600   Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds
                                 (Sacramento Regional County Sanitation District), 5% due 12/01/2036 (d)                      7,948
                       ------------------------------------------------------------------------------------------------------------
                         1,820   Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)             1,890
                       ------------------------------------------------------------------------------------------------------------
                         3,500   Saddleback Valley, California, Unified School District, Public Financing Authority,
                                 Special Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (e)                       3,507
                       ------------------------------------------------------------------------------------------------------------
                         2,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                 (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                     2,003
                       ------------------------------------------------------------------------------------------------------------
                         4,000   San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                                 5.50% due 8/01/2019 (g)                                                                      4,006
                       ------------------------------------------------------------------------------------------------------------
                         7,350   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                                 due 5/01/2030 (e)                                                                            7,542
                       ------------------------------------------------------------------------------------------------------------
                         4,000   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                                 due 5/01/2031 (e)                                                                            4,105
                       ------------------------------------------------------------------------------------------------------------
                         2,000   San Diego, California, Certificates of Undivided Interest, Revenue Bonds, ROLS,
                                 Series II-R-551X, 6.654% due 8/01/2024 (d)(k)                                                2,075
                       ------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $10,000   San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net
                                 System Revenue Bonds, 5% due 8/01/2021 (d)                                                $ 10,181
                       ------------------------------------------------------------------------------------------------------------
                         4,450   San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                                 Series A, 5.25% due 5/15/2027 (d)                                                            4,499
                       ------------------------------------------------------------------------------------------------------------
                         6,175   San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                                 Series B, 5.25% due 5/15/2027 (d)                                                            6,243
                       ------------------------------------------------------------------------------------------------------------
                           345   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, 5.125% due 7/01/2036 (a)                                                      358
                       ------------------------------------------------------------------------------------------------------------
                         5,270   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, Series A, 5% due 7/01/2030 (g)                                              5,493
                       ------------------------------------------------------------------------------------------------------------
                         1,250   San Francisco, California, City and County Airport Commission, International Airport,
                                 Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10%
                                 due 1/01/2020 (e)                                                                            1,277
                       ------------------------------------------------------------------------------------------------------------
                         5,790   San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                                 Refunding Bonds, Series A, 5.375% due 1/15/2029 (g)                                          5,880
                       ------------------------------------------------------------------------------------------------------------
                         1,420   San Jose-Evergreen, California, Community College District, GO, Series B, 5.50%
                                 due 9/01/2021 (d)                                                                            1,499
                       ------------------------------------------------------------------------------------------------------------
                         3,000   San Juan, California, Unified School District, GO, 5.70% due 8/01/2009 (e)(h)                3,174
                       ------------------------------------------------------------------------------------------------------------
                         8,085   San Juan, California, Unified School District, GO, 5.625% due 8/01/2010 (d)(h)               8,657
                       ------------------------------------------------------------------------------------------------------------
                         3,500   San Juan, California, Unified School District, GO (Election of 2002), 5%
                                 due 8/01/2028 (d)(g)                                                                         3,614
                       ------------------------------------------------------------------------------------------------------------
                         2,240   San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds
                                 (Capital Projects), Series A, 5.125% due 7/15/2028 (e)                                       2,278
                       ------------------------------------------------------------------------------------------------------------
                        10,125   San Ysidro, California, School District, Capital Appreciation, GO (Election of 1997),
                                 Series E, 5.24% due 8/01/2031 (e)(i)                                                         3,139
                       ------------------------------------------------------------------------------------------------------------
                           420   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                 Facilities District Number 99), Series 1, 6.20% due 9/01/2009 (h)                              448
                       ------------------------------------------------------------------------------------------------------------
                         1,230   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                 Facilities District Number 99), Series 1, 6.20% due 9/01/2020                                1,273
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                 Recovery Redevelopment Project), 6% due 7/01/2009 (a)(h)                                     4,205
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Santa Rosa, California, High School District, GO, 5.70% due 5/01/2008 (e)(h)                 1,020
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Santa Rosa, California, High School District, GO (Election of 2002), 5%
                                 due 8/01/2028 (g)                                                                            1,033
                       ------------------------------------------------------------------------------------------------------------
                         2,550   Selma, California, Unified School District, GO (Election of 2006), 5.125%
                                 due 8/01/2026 (e)                                                                            2,725
                       ------------------------------------------------------------------------------------------------------------
                         6,700   Sonoma County, California, Junior College District, GO (Election 2002), Refunding,
                                 Series B, 5% due 8/01/2028 (e)                                                               7,021
                       ------------------------------------------------------------------------------------------------------------
                         4,865   South Tahoe, California, Joint Powers Financing Authority, Lease Revenue Refunding
                                 Bonds, 5.125% due 10/01/2025 (g)                                                             5,190
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80%
                                 due 12/01/2049 (l)(m)                                                                        3,243
                       ------------------------------------------------------------------------------------------------------------
                         1,400   Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                                 Capital Improvement Projects), Series A, 5% due 10/01/2031 (g)                               1,461
                       ------------------------------------------------------------------------------------------------------------
                         4,600   Tamalpais, California, Union High School District, GO (Election of 2006), 5%
                                 due 8/01/2029 (g)                                                                            4,821
                       ------------------------------------------------------------------------------------------------------------
                         1,650   Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,
                                 5% due 9/15/2026 (d)                                                                         1,713

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,010   University of California, Revenue Refunding Bonds (UCLA Medical Center), Series B,
                                 5.50% due 5/15/2021 (a)                                                                   $  2,173
                       ------------------------------------------------------------------------------------------------------------
                         4,215   Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (e)            4,437
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.0%       6,610   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (g)         6,956
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                 Series A, 5.04% due 8/01/2045 (g)(i)                                                           725
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $348,339) - 93.1%                                           360,960
-----------------------------------------------------------------------------------------------------------------------------------

                                 Municipal Bonds Held in Trust (n)
-----------------------------------------------------------------------------------------------------------------------------------
California - 10.9%      14,000   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 Series A, 5.50% due 6/01/2022 (e)                                                           14,405
                       ------------------------------------------------------------------------------------------------------------
                         6,000   La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                                 5.125% due 9/01/2034 (a)                                                                     6,182
                       ------------------------------------------------------------------------------------------------------------
                         2,540   Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                                 (Project Area Number 2), Series A, 5.125% due 8/01/2036 (a)                                  2,632
                       ------------------------------------------------------------------------------------------------------------
                        12,710   Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                 due 11/01/2027 (d)                                                                          13,064
                       ------------------------------------------------------------------------------------------------------------
                         6,000   San Diego, California, Certificates of Undivided Interest Revenue Bonds
                                 (Water Utility Fund), 5.20% due 8/01/2024 (d)                                                6,114
                       ------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds Held in Trust (Cost - $41,907) - 10.9%                                42,397
-----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                            69   BlackRock California Insured Municipal 2008 Term Trust, Inc. (f)                             1,029
                       ------------------------------------------------------------------------------------------------------------
                                 Total Mutual Funds  (Cost - $1,156) - 0.3%                                                   1,029
-----------------------------------------------------------------------------------------------------------------------------------
                                 Short-Term Securities
                       ------------------------------------------------------------------------------------------------------------
                         2,214   CMA California Municipal Money Fund, 3.07% (f)(j)                                            2,214
                       ------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities  (Cost - $2,214) - 0.6%                                          2,214
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments  (Cost - $393,616*) - 104.9%                                             406,600

                                 Other Assets Less Liabilities - 0.5%                                                         1,897

                                 Liability for Trust Certificates, Including Interest Expense Payable - (5.4%)              (20,850)
                                                                                                                           --------
                                 Net Assets - 100.0%                                                                       $387,647
                                                                                                                           ========

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 374,054
                                                                      =========
      Gross unrealized appreciation                                   $  12,729
      Gross unrealized depreciation                                        (809)
                                                                      ---------
      Net unrealized appreciation                                     $  11,920
                                                                      =========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
                                                                                               Interest/
                                                    Purchase        Sales       Realized       Dividend
      Affiliate                                       Cost          Cost          Gain          Income
      --------------------------------------------------------------------------------------------------
      Anaheim, California, Public Financing
           Authority, Tax Allocation
           Revenue Refunding Bonds, RITES,
           8.87% due 12/28/2018                        --               --         --            $88
      BlackRock California Insured
           Municipal 2008 Term Trust Inc.              --               --         --            $11
      CMA California Municipal
           Money Fund                                  --          $ 1,094 *       --            $ 6
      --------------------------------------------------------------------------------------------------

*     Represents net sales cost.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)   Represents the current yield as of November 30, 2007.
(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   FHLMC Collateralized.
(m)   FNMA/GNMA Collateralized.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 16, 2008